Average Annual Total Returns{- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2015 Fund	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2015 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2015 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0550 Past 1 year	F0550 Past 5 years	F0550 Past 10 years
Total	7.26%	8.90%	7.84%	4.23%	6.74%	6.09%	5.60%	6.50%	5.79%	(1.54%)	3.57%	2.90%	7.04%	8.84%	8.01%